Accrued Liabilities (Details) - Schedule of accrued liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of accrued liabilities [Abstract]
Accrued salary and other employee liabilities	$ 2,423	$ 1,327
Accrued legal and professional services	1,540	968
Accrued cash interest and unfunded fees		1,068
Other accrued liabilities	637	198
Total	$ 4,600	$ 3,561